Segment Information (Schedule of Segment Indentifiable Assets by Geographical Area) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 100,636	$ 112,173
Goodwill		392	392
Total assets	100,636	112,565	121,959
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	31,078	37,555
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 69,558	$ 74,618